Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

22 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only as the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of March 31, 2025.

CONDENSED BALANCE SHEETS

	As of March 31,
	2024	2025
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	1,875	954	131
Prepayments, receivables and other current assets	50	34,417	4,743
Short-term investments	—	2,777	383
Total current assets	1,925	38,148	5,257
Non-current assets:
Amounts due from subsidiaries	1,091,375	1,063,552	146,561
Investments in other investees	35,086	10,346	1,426
Total non-current assets	1,126,461	1,073,898	147,987
Total assets	1,128,386	1,112,046	153,244
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	104,015	104,015	14,334
Accruals and other current liabilities	879	967	133
Total current liabilities	104,894	104,982	14,467
Non-current liabilities:
Investment deficit of subsidiaries	433,800	498,109	68,641
Deferred tax liabilities	1,299	—	—
Total non-current liabilities	435,099	498,109	68,641
Total liabilities	539,993	603,091	83,108

	As of March 31,
	2024	2025
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2024 and 2025; 2,433,963,400 and 2,436,575,800 shares issued as of March 31, 2024 and 2025,respectively; 2,161,569,300 and 2,148,858,300 shares outstanding as of March 31, 2024 and 2025,respectively)	165	165	23
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2024 and 2025; 303,234,004 shares issued and outstanding as of March 31, 2024 and 2025)	16	16	2
Treasury stock (US$0.00001 par value; 272,394,100 and 287,717,500 shares as of March 31,2024 and 2025, respectively)	(137,446)	(138,269)	(19,054)
Additional paid-in capital	9,489,254	9,490,093	1,307,770
Statutory reserves	3,331	6,705	924
Accumulated other comprehensive income	89,567	72,670	10,014
Accumulated deficit	(8,856,494)	(8,922,425)	(1,229,543)
Total MOGU Inc. shareholders’ equity	588,393	508,955	70,136
Total liabilities and shareholders’ equity	1,128,386	1,112,046	153,244

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(3,249)	(2,362)	(3,183)	(439)
Amortization of intangible assets	(49,957)	—	—	—
Other (expense)/income, net	(78,030)	3,892	885	122
(Loss)/gain from operations	(131,236)	1,530	(2,298)	(317)
Interest income	—	—	1,984	274
Loss from subsidiaries, VIEs and VIEs’subsidiaries	(38,453)	(60,288)	(54,268)	(7,478)
Loss from investments, net	(16,816)	—	(8,062)	(1,111)
Loss before income tax and share of results of equity investee	(186,505)	(58,758)	(62,644)	(8,632)
Share of results of equity investee	99	(527)	87	12
Net loss	(186,406)	(59,285)	(62,557)	(8,620)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	14,264	3,675	526	72
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(1,761)	2,276	(1)	—
Unrealized securities holding gains/(loss), net of tax	877	1,220	(17,422)	(2,401)
Total other comprehensive income/(loss)	13,380	7,171	(16,897)	(2,329)
Total comprehensive loss	(173,026)	(52,114)	(79,454)	(10,949)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in operating activities	(1,712)	(10,577)	(4,107)	(566)
Net cash provided by/(used in) investing activities	13,364	(2,216)	4,008	552
Net cash used in financing activities	(1,333)	—	(822)	(113)
Net increase/(decrease) in cash and cash equivalents	10,319	(12,793)	(921)	(127)
Cash and cash equivalents at beginning of year	4,349	14,668	1,875	258
Cash and cash equivalents at end of year	14,668	1,875	954	131

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Loss from subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.